Short-Term Operating Lease	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Short-Term Operating Lease [Abstract]
SHORT-TERM OPERATING LEASE

16.    SHORT-TERM OPERATING LEASE

The Group is a lessee under a number of operating leases for offices and staff residence fully prepaid and the prepayments would be utilized according to the lease terms. The Group’s leases generally have remaining lease terms of 3 months to 1 year and some of which include options to terminate the leases within 1 year. These leases do not have rent escalation holidays, concessions, leasehold improvement incentives, or other build-out clauses. Further, the leases do not contain contingent rent provisions. As a result, the Group has not recognized any right-of-use assets or any lease liabilities as of December 31, 2022 and June 30, 2022.

Supplemental information related to leases is as follows:

	Six months ended December 31, 2022	Six months ended December 31, 2021
	US$	US$
Operating lease costs	131,046	177,487
	December 31, 2022	June 30, 2022
Weighted average remaining lease term (years) of operating leases:	0.5	0.5
Weighted average discount rate of operating leases:	2.9%	2.9%

16.    SHORT-TERM OPERATING LEASE

On June 30, 2020, the Group adopted ASU 2016-02 using the modified retrospective method as of the effective date of June 30, 2020 (the “effective date method”). Under the effective date method, financial results reported prior to 2019 are unchanged. In transition to the new lease guidance, the Group elected the package of practical expedients permitted under the transition guidance within the new standard that allowed the Group to not reassess whether a contract is or contains a lease, lease classification and initial direct costs; however, the Group did not elect the hindsight transitional practical expedient. The Group has also elected the practical expedient to not account for lease components (e.g., fixed payments including rent, real estate taxes and insurance costs) separately from the non-lease components. After assessment of the cumulative impact of adopting ASU 2016-02, it was determined that the cumulative effect adjustment required under the new guidance was immaterial and therefore the Group did not record a retrospective adjustment to the opening balance of retained earnings at July 1, 2019.

The Group is a lessee under a number of operating leases for offices and staff residence fully prepaid and the prepayments would be utilized according to the lease terms. The Group’s leases generally have remaining lease terms of 3 months to 1 year and some of which include options to terminate the leases within 1 year. These leases do not have rent escalation holidays, concessions, leasehold improvement incentives, or other build-out clauses. Further, the leases do not contain contingent rent provisions. As a result, the Group has not recognized any right-of-use assets or any lease liabilities as of June 30, 2022 and 2021.

Supplemental information related to leases is as follows:

	June 30, 2022	June 30, 2021
	US$	US$
Operating lease costs	253,966	136,064